Annual Fund Operating Expenses (High Income Trust)	12 Months Ended
May 01, 2011
Series I, High Income Trust
Operating Expenses:
Share Class	Series I [1]
Management fee	0.67%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.08%
Total fund operating expenses	0.80%
Series II, High Income Trust
Operating Expenses:
Share Class	Series II
Management fee	0.67%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.08%
Total fund operating expenses	1.00%
Series NAV, High Income Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.67%
Distribution and service (12b-1) fees	none
Other Expenses	0.08%
Total fund operating expenses	0.75%

[1]	For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2010, expenses are estimated.